Exhibit 99
Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period Payment Date Transaction Month	July 2010 8/16/2010 1
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

			Weighted Avg Remaining
	Dollar Amount	# of Receivables	Term at Cutoff
Initial Pool Balance	$1,538,327,921.38	70,892	55.7 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$353,000,000.00	0.50555%	August 15, 2011
Class A-2 Notes	$273,300,000.00	0.650%	December 15, 2012
Class A-3 Notes	$473,400,000.00	0.980%	October 15, 2014
Class A-4 Notes	$192,840,000.00	1.580%	September 15, 2015
Class B Notes	$40,810,000.00	2.540%	February 15, 2016
Class C Notes	$27,210,000.00	2.770%	May 15, 2016
Class D Notes	$27,210,000.00	3.560%	January 15, 2017

Total	$1,387,770,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$5,734,534.39

Principal:
Principal Collections	$33,058,655.33
Prepayments in Full	$28,157,928.76
Liquidation Proceeds	$0.00
Recoveries	$0.00

Sub Total	$61,216,584.09

Collections	$66,951,118.48

Purchase Amounts:
Purchase Amounts Related to Principal	$837,948.33
Purchase Amounts Related to Interest	$4,424.95

Sub Total	$842,373.28

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds — Total	$67,793,491.76

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period Payment Date Transaction Month	July 2010 8/16/2010 1
III. DISTRIBUTIONS

				Carryover	Remaining
	Calculated Amount	Amount Paid	Shortfall	Shortfall	Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$67,793,491.76
Servicing Fee	$1,281,939.93	$1,281,939.93	$0.00	$0.00	$66,511,551.83
Interest — Class A-1 Notes	$59,486.38	$59,486.38	$0.00	$0.00	$66,452,065.45
Interest — Class A-2 Notes	$54,280.42	$54,280.42	$0.00	$0.00	$66,397,785.03
Interest — Class A-3 Notes	$141,757.00	$141,757.00	$0.00	$0.00	$66,256,028.03
Interest — Class A-4 Notes	$93,098.87	$93,098.87	$0.00	$0.00	$66,162,929.16
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$66,162,929.16
Interest — Class B Notes	$31,673.09	$31,673.09	$0.00	$0.00	$66,131,256.07
Second Priority Principal Payment	$28,900,142.17	$28,900,142.17	$0.00	$0.00	$37,231,113.90
Interest — Class C Notes	$23,030.24	$23,030.24	$0.00	$0.00	$37,208,083.66
Third Priority Principal Payment	$27,210,000.00	$27,210,000.00	$0.00	$0.00	$9,998,083.66
Interest — Class D Notes	$29,598.43	$29,598.43	$0.00	$0.00	$9,968,485.23
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$9,968,485.23
Regular Principal Payment	$296,889,857.83	$9,968,485.23	$0.00	$0.00	$0.00
Additional Trustee Fees and	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00

Total		$67,793,491.76

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$28,900,142.17
Third Priority Principal Payment					$27,210,000.00
Regular Principal Payment					$9,968,485.23

Total					$66,078,627.40
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments
		Per $1,000 of		Per $1,000 of	Total Payment
		Original		Original		Per $1,000 of
	Actual	Balance	Actual	Balance	Actual	Original Balance
Class A-1 Notes	$66,078,627.40	$187.19	$59,486.38	$0.17	$66,138,113.78	$187.36
Class A-2 Notes	$0.00	$0.00	$54,280.42	$0.20	$54,280.42	$0.20
Class A-3 Notes	$0.00	$0.00	$141,757.00	$0.30	$141,757.00	$0.30
Class A-4 Notes	$0.00	$0.00	$93,098.87	$0.48	$93,098.87	$0.48
Class B Notes	$0.00	$0.00	$31,673.09	$0.78	$31,673.09	$0.78
Class C Notes	$0.00	$0.00	$23,030.24	$0.85	$23,030.24	$0.85
Class D Notes	$0.00	$0.00	$29,598.43	$1.09	$29,598.43	$1.09

Total	$66,078,627.40	$47.61	$432,924.43	$0.31	$66,511,551.83	$47.93

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	July 2010
Payment Date	8/16/2010
Transaction Month	1
V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$353,000,000.00	1.0000000	$286,921,372.60	0.8128084
Class A-2 Notes	$273,300,000.00	1.0000000	$273,300,000.00	1.0000000
Class A-3 Notes	$473,400,000.00	1.0000000	$473,400,000.00	1.0000000
Class A-4 Notes	$192,840,000.00	1.0000000	$192,840,000.00	1.0000000
Class B Notes	$40,810,000.00	1.0000000	$40,810,000.00	1.0000000
Class C Notes	$27,210,000.00	1.0000000	$27,210,000.00	1.0000000
Class D Notes	$27,210,000.00	1.0000000	$27,210,000.00	1.0000000

Total	$1,387,770,000.00	1.0000000	$1,321,691,372.60	0.9523850

Pool Information
Weighted Average APR		4.438%		4.376%
Weighted Average Remaining Term		55.70		54.86
Number of Receivables Outstanding		70,892		69,009
Pool Balance		$1,538,327,921.38		$1,476,272,953.36
Adjusted Pool Balance (Pool Balance - YSOC Amount)		$1,360,561,369.45		$1,304,449,857.83
Pool Factor		1.0000000		0.9596608
VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$15,383,279.21
Targeted Credit Enhancement Amount	$22,144,094.30
Yield Supplement Overcollateralization Amount	$171,823,095.53
Targeted Overcollateralization Amount	$178,583,910.62
Actual Overcollateralization Amount (EOP Pool Balance — EOP Note Balance)	$154,581,580.76
VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$15,383,279.21
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00

Ending Reserve Account Balance	$15,383,279.21
Change in Reserve Account Balance	$0.00

Specified Reserve Balance	$15,383,279.21

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	July 2010
Payment Date	8/16/2010
Transaction Month	1
VIII. NET LOSSES AND DELINQUENT RECEIVABLES

	# of Receivables	Amount
Realized Loss	148	$435.60
(Recoveries)	0	$0.00

Net Losses for Current Collection Period		$435.60
Cumulative Net Losses Last Collection Period		$0.00

Cumulative Net Losses for all Collection Periods		$435.60

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)		0.00%
Delinquent Receivables:

	% of EOP Pool	# of Receivables	Amount
31-60 Days Delinquent	0.36%	258	$5,298,191.40
61-90 Days Delinquent	0.00%	0	$0.00
91-120 Days Delinquent	0.00%	0	$0.00
Over 120 Days Delinquent	0.00%	0	$0.00

Total Delinquent Receivables	0.36%	258	$5,298,191.40

Repossesion Inventory:

Repossesed in the Current Collection Period		6	$124,250.89
Total Repossesed Inventory		6	$124,250.89

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.0000%
Preceding Collection Period			0.0000%
Current Collection Period			0.0003%
Three Month Average			0.0000%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.0000%
Preceding Collection Period			0.0000%
Current Collection Period			0.0000%
Three Month Average			0.0000%